Leases (Tables)	6 Months Ended
Sep. 30, 2026
Leases [Abstract]
Lease Income
Lease income for the six months ended September 30, 2025 and 2026 are as follows:

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Lease income - net investment in leases
Interest income	¥47,828	¥51,260
Other	1,926	4,164
Lease income - operating leases *	309,624	325,344

Total lease income	¥359,378	¥380,768

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥10,049 million and ¥8,158 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥20,956 million and ¥26,994 million, for the six months ended September 30, 2025 and 2026, respectively.